SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
Share-based payment transaction
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	4,886	4,993
Granted | EquityInstruments	2,807	1,209
Redeemed | EquityInstruments	(2,523)	(889)
Forfeited | EquityInstruments	(180)	(427)
Outstanding at end of period | EquityInstruments	4,990	4,886
Balance at January 1 | $	$ 4.52	$ 4.51
Granted | $	4.77	5.32
Redeemed | $	3.56	5.39
Forfeited | $	4.75	4.81
Outstanding at end of period | $	$ 5.14	$ 4.52